11. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Prepayment on acquisition	$ 0		$ 0		$ 3,744,517	$ 0
Research and development expense	$ 2,205,213	$ 555,740	$ 2,634,494	$ 1,590,823	$ 3,434,016	$ 6,323,896
SynBio 2014 Warrant [Member]
Warrant issued						204,394
Warrant exercise price per share						$ 25.41
Warrants exercised					0	0
SynBio Partner Warrants [Member] | SynBio 2014 Warrant [Member]
Warrant issued						9,697
Warrants exercised					0	0
Serum Institute 2014 Warrant [Member]
Warrant issued						96,970
Fair value of warrant at date of grant						$ 480,000
Warrant exercise price per share						$ 25.41
Serum Institute 2014 Warrant [Member] | Serum Institute Partner Warrants [Member]
Warrant issued						4,849
Fair value of warrant at date of grant						$ 24,000
Warrants exercised					0	0
Warrant expense					$ 706,500	$ 0
Asset Purchase Agreement [Member]
Prepayment on acquisition					$ 3,744,517
Issuance of common stock in connection with pending asset acquisition, shares					333,334
Non-Employee Director [Member]
Warrant issued						48,485
Fair value of warrant at date of grant						$ 240,000
Warrant exercise price per share						$ 25.41
Consultant [Member]
Warrant issued					25,243
Fair value of warrant at date of grant					$ 227,000
Warrant exercise price per share					$ 25.41
Warrant expense					$ 227,000
Baxalta [Member]
Stock issued for equity investment, shares					324,097
Stock issued for equity investment, amount					$ 10,000,000
Non-Employee Director [Member]
Warrant expense						$ 240,000